CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Convertible Notes Payable
CONVERTIBLE NOTES PAYABLE

NOTE 7 – CONVERTIBLE NOTES PAYABLE

On December 27, 2023, the Company received net proceeds of $475,000 in relation to a convertible debt agreement with an investor in the principal amount of $475,000, which matured on December 27, 2024, at an interest rate of 15% per annum and a default interest rate of 18% per annum. The convertible debt agreement provided warrants to purchase up to 148,438 shares of the Company’s common stock at an exercise price of $1.00, with a term of three years. The investor may convert any outstanding and unpaid principal portion and accrued and unpaid interest of the convertible note into shares of the Company’s common stock at the conversion price of $3.20 per share, subject to price protection and 4.9% beneficial conversion limitation. The warrants were valued at $184,063, or $1.24, and using the relative fair value method, the Company recorded as a debt discount of $132,658 to be amortized over the life of the convertible note. The warrants were valued on the grant date using a Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 2.91%, expected dividend yield of 0%, expected option term of three years, and expected volatility of 70.0% based on the calculated volatility of comparable companies.

During March 2024, the Company received net proceeds of $275,001 in relation to a convertible debt agreement with an investor in the principal amount of $475,000, which mature in March of 2025 at an interest rate of 15% per annum and a default interest rate of 18% per annum. The convertible debt agreement provided warrants to purchase up to 85,938 shares of the Company’s common stock at an exercise price of $1.00, with a term of three years. The investor may convert any outstanding and unpaid principal portion and accrued and unpaid interest of the convertible note into shares of the Company’s common stock at the conversion price of $3.20 per share, subject to price protection and 4.9% beneficial conversion limitation. The warrants were valued on the grant date at $106,563, or $1.24, using the relative fair value method. Warrants were valued on the grant date using a Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 2.91%, expected dividend yield of 0%, expected option term of three years, and expected volatility of 70.0% based on the calculated volatility of comparable companies.

On August 27, 2024, the December 2023 Convertible Note and March 2024 Convertible Notes with principal balances of $750,001 and accrued interest payable of $58,531, were converted into 252,666 common shares of the Company, pursuant to contractual conversion terms.

During the three months ended March 31, 2025 and the year ended December 31, 2024, the Company did not record any amortization of debt discount.

SAFE PRO GROUP INC. AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE THREE MONTHS ENDED MARCH 31, 2025 AND 2024
(unaudited)

NOTE 9 – CONVERTIBLE NOTES PAYABLE

On December 27, 2023, the Company entered into convertible debt agreements with an investor pursuant to which the Company issued and sold to the Investor (i) a convertible note in the principal amount of $475,000 (the “December 2023 Convertible Note”) and (ii) three-year warrants to purchase up to 148,438 shares of the Company’s common stock at an initial exercise price of $1.00, subject to adjustment (the December 2023 Warrants”). The Company received net proceeds of $475,000. The December 2023 Convertible Note matures 12 months after issuance and bears interest at a rate of 15% per annum. Upon default, the interest rate shall be 18%. At any time on or before the Maturity Date of December 27, 2024, the investor may convert any outstanding and unpaid principal portion and accrued and unpaid interest of the December 2023 Convertible Note into shares of the Company’s common stock at the conversion price of $3.20 per share (“Conversion Price”), subject to adjustment, as provided in the agreement, including price protection. If at any time this convertible note is outstanding the Company shall offer, issue or agree to issue any common stock or securities convertible into or exercisable for shares of common stock to any person or entity at a price per share or conversion or exercise price per share which shall be less than the then applicable Conversion Price, without the consent of the Investor, except with respect to Excepted Issuances, as defined, then the Company shall issue, for each such occasion, additional shares of Common Stock to each Investor so that the average per share purchase price of the shares of common stock issued to the investor (for only conversion shares still owned by the investor) is equal to such other lower price per share and the Conversion Price shall automatically be reduced to such other lower price per share. Should the price of the Company’s common stock upon the Company’s IPO be less than $5.00 per share, then for any amounts the Investor converted prior to IPO Date, the Company shall issue to the Investor that number of Shares so that the value of the Conversion Shares on the IPO Date shall have a value equal to $5.00 per share. As the price of the common stock in the Company’s IPO was $5.00, no additional shares were issued. For any amounts the Investor has not converted prior to IPO Date, the Conversion Price shall be reduced proportionally to the IPO price.

The 148,438 December 2023 Warrants were valued at $184,063, or $1.24, and using the relative fair value method, the Company recorded as a debt discount of $132,658 to be amortized over the life of the December 2023 Convertible Note. The December 2023 Warrants were valued on the grant date using a Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 2.91%, expected dividend yield of 0%, expected option term of three years, and expected volatility of 70.0% based on the calculated volatility of comparable companies.

During March 2024, the Company entered into convertible debt agreements with investors pursuant to which the Company issued and sold to the Investors (i) convertible notes in the principal amount of $275,001 (the March 2024 Convertible Notes”) and (ii) three-year warrants to purchase up to 85,938 shares of the Company’s common stock at an initial exercise price of $1.00, subject to adjustment (the “March 2024 Warrants”). The Company received net proceeds of $275,001. The March 2024 Convertible Notes mature 12 months after issuance and bear interest at a rate of 15% per annum. Upon default, the interest rate shall be 18%. At any time on or before the Maturity Date of March 2025, the investors may convert any outstanding and unpaid principal portion and accrued and unpaid Interest of the March 2024 Convertible Notes into shares of the Company’s common stock at the conversion price of $3.20 per share, subject to adjustment, including price protection. Should the price of the Company’s common stock upon the Company’s IPO be less than $5.00 per share then for any amounts the Investors converted prior to IPO Date, the Company shall issue to the Investors that number of Shares so that the value of the Conversion Shares on the IPO Date shall have a value equal to $5.00 per share. As the price of the common stock in the Company’s IPO was $5.00, no additional shares were issued. For any amounts the Investor has not converted prior to IPO Date, the Conversion Price shall be reduced proportionally to the IPO price.

The 85,938 March 2024 Warrants were valued at $106,563, or $1.24, and using the relative fair value method, the Company recorded as debt discount and an increase to additional paid-in capital of $76,802 to be amortized over the life of the March 2024 Convertible Notes. The March 2024 Warrants were valued on the grant date using a Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 2.91%, expected dividend yield of 0%, expected option term of three years, and expected volatility of 70.0% based on the calculated volatility of comparable companies.

During the year ended December 31, 2024 and 2023, amortization of debt discount, which is reflected in interest expense on the accompanying consolidated statements of operations, amounted to $208,006 and $1,454, respectively.

SAFE PRO GROUP INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

On August 27, 2024, the December 2023 Convertible Note and March 2024 Convertible Notes with principal balances of $750,001 and accrued interest payable of $58,531 were converted into 252,666 common shares of the Company pursuant to contractual conversion terms.

On December 31, 2024 and 2023, convertible notes payable consisted of the following:

	December 31,
	2024	2023
Convertible notes payable	$-	$475,000
Less: debt discount	-	(131,204)
Convertible notes payable, net	-	343,796
Less: current portion of convertible notes payable	-	(343,796)
Convertible notes payable – long-term	$-	$-